Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of December 31, 2022 and 2021 consisted of the following:

	2022	2021
Raw materials	$4,298,235	$2,173,972
Work in process	642,235	827,996
Finished goods	1,300,383	948,038
Inventory valuation allowance	(13,397)	(47,939)
Total	$6,227,456	$3,902,067

The inventory valuation allowance reversed for the fiscal year ended December 31, 2022 was $31,668. The inventory valuation allowance recognized for the fiscal year ended December 31, 2021 was $47,358. There were no write-offs for the fiscal years ended December 31, 2022, 2021 and 2020.